Note 4 - Premises and Equipment (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Lease Payments [Abstract]
2015	$ 456
2016	336
2017	234
2018	103
2019	3
$ 1,132